Share Based Payment - Summary of Measurement Used to Determine Fair Values of ESOPs (Detail)	12 Months Ended
	Mar. 31, 2026 USD ($) yr $ / shares	Mar. 31, 2025 USD ($) yr $ / shares	Mar. 31, 2024 USD ($) yr $ / shares
BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD) | $ / shares	$ 8.07	$ 16.65	$ 16.65
Fair value at grant date (USD) | $	$ 8,070.00	$ 16,650	$ 16,650
Exercise price (USD) | $ / shares	$ 0.11	$ 0.12	$ 0.12
Expected volatility	42.50%	46.40%	46.40%
Expected term		6	6
Risk-free interest rate		7.32%	7.32%
Savaari Plan 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD) | $ / shares	$ 13.81	$ 16.48
Fair value at grant date (USD) | $	$ 13,810	$ 16,480
Exercise price (USD) | $ / shares	$ 0.01	$ 0.01
Expected volatility	50.10%	37.32%
Expected term	3.55	5
Risk-free interest rate	6.01%	6.47%
Employee Stock Options [Member] | Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD) | $ / shares	$ 447.77		$ 442.9
Fair value at grant date (USD) | $	$ 447,770		$ 442,900
Exercise price (USD) | $ / shares	$ 0.11		$ 0.12
Expected volatility	66.80%		46.50%
Expected term			6
Risk-free interest rate			7.60%
Bottom of Range [Member] | BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected term	2
Risk-free interest rate	5.91%
Bottom of Range [Member] | Employee Stock Options [Member] | Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected term	11
Risk-free interest rate	6.54%
Top of Range [Member] | BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected term	3
Risk-free interest rate	6.08%
Top of Range [Member] | Employee Stock Options [Member] | Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected term	14
Risk-free interest rate	6.79%